Fair values (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [Line Items]
Vessels	$ 43,167	$ 48,242
Derivative financial instruments, non current	713	0
Derivative financial instruments, current	0	622
Long -term borrowings	37,307	38,487
Financial liabilities	38,353	39,853
At fair value | Financial assets measured at fair value
Disclosure of fair value measurement of assets [Line Items]
Vessels		37,346
Financial Assets at fair value		37,346
At fair value | Financial assets measured at fair value | Level 1
Disclosure of fair value measurement of assets [Line Items]
Vessels		37,346
At fair value | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets [Line Items]
Derivative financial instruments, non current	713
Derivative financial instruments, current		622
Financial liabilities at fair value	713	622
At fair value | Financial liabilities measured at fair value | Level 3
Disclosure of fair value measurement of assets [Line Items]
Derivative financial instruments, non current	713
Derivative financial instruments, current		622
Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets [Line Items]
Long -term borrowings	37,307	38,487
Financial liabilities	37,307	38,487
Financial liabilities not measured at fair value | Level 2
Disclosure of fair value measurement of assets [Line Items]
Financial liabilities	$ 38,353	$ 39,853